RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Changes in Reclamation Provision

	December 31, 2020	December 31, 2019

Balance at beginning of the period	$1,524	$10,799
Changes in estimates	(737)	840
Disposition of Bralorne (Note 5)	-	(10,828)
Unwinding of discount related to Bralorne	-	217
Unwinding of discount related to continuing operations	99	104
Effect of movements in exchange rates	(78)	392
Balance at end of the period	$808	$1,524